DWS VARIABLE SERIES I

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                             ----------------------

                                  DWS Bond VIP

Effective immediately, Stephen Ilott will no longer serve as Co-Manager of the portfolio. All references to Mr. Ilott are hereby deleted.







               Please Retain This Supplement for Future Reference


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

August 18, 2008
SVS-3608